UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 70.80%

Brazil : 0.22%

Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	38,750	$904,813

France : 8.26%

France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,300,000	17,408,422
Suez Environnement Company SA (Utilities, Multi-Utilities)	230,000	2,524,961
Veolia Environnement SA (Utilities, Multi-Utilities)	200,000	2,263,003
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	594,166	11,268,714

		33,465,100

Germany : 2.13%

Deutsche Post AG (Industrials, Air Freight & Logistics)	480,000	8,617,559

Italy : 10.54%

Enel SpA (Utilities, Electric Utilities)	2,000,000	5,711,523
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	600,000	12,372,148
Hera SpA (Utilities, Multi-Utilities)	9,080,402	11,102,618
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	9,000,000	6,265,729
TERNA SpA (Utilities, Electric Utilities)	2,175,000	7,258,548

		42,710,566

Netherlands : 3.35%

D.E Master Blenders 1753 NV (Consumer Staples, Food Products)†	1,100,000	12,748,049
VimpelCom Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	100,000	839,000

		13,587,049

Norway : 0.96%

Seadrill Limited (Energy, Energy Equipment & Services)	100,000	3,879,000

Portugal : 0.42%

Portugal Telecom Society of Graduate and Professional Students SA ADR (Telecommunication Services, Diversified Telecommunication Services)	400,000	1,708,000

Spain : 2.15%

Red Electrica de Espana (Utilities, Electric Utilities)	220,000	8,711,047

Sweden : 0.81%

Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	200,000	3,305,507

Turkey : 3.07%

Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†	900,000	12,429,000

United Kingdom : 10.72%

National Grid plc (Utilities, Multi-Utilities)	250,000	2,593,200
Severn Trent plc (Utilities, Water Utilities)	400,000	10,804,298
United Utilities Group plc (Utilities, Water Utilities)	390,223	4,173,084
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	900,000	25,875,000

		43,445,582

United States : 28.17%

AG Mortgage Investment Trust Incorporated (Financials, REITs)	77,500	1,749,175
Ameresco Incorporated Class A (Industrials, Building Products)†	131,000	1,592,960
American Campus Communities Incorporated (Financials, REITs)	25,000	1,191,500
American Electric Power Company Incorporated (Utilities, Electric Utilities)	100,000	4,224,000
Annaly Capital Management Incorporated (Financials, REITs)	200,000	3,486,000
Chatham Lodging Trust (Financials, REITs)	552,000	7,590,000
Choice Hotels International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	111,004	4,449,040

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security name	Shares	Value
United States (continued)

Convergys Corporation (Information Technology, IT Services)	25,000	$368,500
DISH Network Corporation (Consumer Discretionary, Media)	400,000	12,304,000
Excel Trust Incorporated (Financials, REITs)	1,175,000	14,382,000
Gaylord Entertainment Company (Consumer Discretionary, Hotels, Restaurants & Leisure)†	100,000	3,675,000
Hatteras Financial Corporation (Financials, REITs)	575,000	16,818,750
Hillshire Brands Company (Consumer Staples, Food Products)	150,000	3,841,500
IDACORP Incorporated (Utilities, Electric Utilities)	100,000	4,220,000
Kaydon Corporation (Industrials, Machinery)	652,218	13,761,800
Mitek Systems Incorporated (Information Technology, Software)†	25,000	98,750
PG&E Corporation (Utilities, Multi-Utilities)	55,000	2,538,800
Preferred Apartment Communities Incorporated (Financials, Real Estate Management & Development)	410,000	3,177,500
Public Service Enterprise Group Incorporated (Utilities, Multi-Utilities)	100,000	3,324,000
QR Energy LP (Energy, Oil, Gas & Consumable Fuels)	60,000	1,034,400
Rentech Nitrogen Partners LP (Materials, Chemicals)	50,000	1,518,500
SCANA Corporation (Utilities, Multi-Utilities)	50,000	2,458,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	249,999	3,937,484
Vanguard Natural Resources LLC (Energy, Oil, Gas & Consumable Fuels)	50,000	1,431,000
Whitestone REIT (Financials, REITs)	70,000	955,500

		114,128,659

Total Common Stocks (Cost $335,171,690)		286,891,882

Investment Companies : 1.29%

Sandridge Mississippian Trust II	125,000	2,595,000
Tortoise MLP Fund Incorporated	100,000	2,632,000

Total Investment Companies (Cost $5,151,500)		5,227,000

	Dividend yield
Preferred Stocks : 22.41%

Canada : 0.37%

Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.35%	59,058	1,494,167

Germany : 0.66%

Deutsche Bank Contingent Capital Trust V (Financials, Commercial Banks)	8.05	100,220	2,662,845

Netherlands : 0.90%

Aegon NV (Financials, Insurance)	8.00	135,000	3,636,563

United Kingdom : 1.93%

Barclays Bank plc (Financials, Commercial Banks)	8.13	91,000	2,337,790
National Westminster Bank plc (Financials, Commercial Banks)	7.76	225,000	5,490,000

			7,827,790

United States : 18.55%

AG Mortgage Investment Trust Incorporated (Financials, REITs)	8.25	75,000	1,878,750
American Financial Group (Financials, Insurance)	6.38	80,000	2,127,200
Annaly Capital Management Incorporated (Financials, REITs)	7.63	25,000	642,500
Bank of America Corporation Series 3 (Financials, Diversified Financial Services)	6.38	68,386	1,704,863
Bank of America Corporation Series 5 (Financials, Diversified Financial Services)	4.09	40,000	808,400
Bank of America Corporation Series 8 (Financials, Diversified Financial Services)	8.63	150,000	3,916,500
BB&T Corporation (Financials, Commercial Banks)	5.63	100,000	2,532,000
Cedar Realty Trust Incorporated (Financials, REITs)	7.25	75,000	1,860,000
Citigroup Capital X (Financials, Commercial Banks)	6.10	469	11,664

2

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name		Dividend yield	Shares	Value
United States (continued)

Colony Financial Incorporated (Financials, REITs)		8.50%	75,000	$1,914,848
Commonwealth REIT (Financials, REITs)		5.75	50,000	1,236,500
Countrywide Capital V (Financials, Diversified Financial Services)		7.00	100,150	2,493,735
DDR Corporation (Financials, REITs)		6.50	146,000	3,628,100
DTE Energy Company (Utilities, Multi-Utilities)		6.50	35,000	1,001,350
Duquesne Light Company (Utilities, Electric Utilities)		6.50	105,000	5,213,912
Dynex Capital Incorporated (Financials, REITs)		8.50	75,000	1,875,000
Endurance Specialty Holding (Financials, Insurance)		7.75	69,385	1,869,232
Fifth Third Capital Trust V (Financials, Commercial Banks)		7.25	34,000	864,620
Fifth Third Capital Trust VI (Financials, Commercial Banks)		7.25	61,200	1,555,092
First Potomac Realty Trust Series A (Financials, REITs)		7.75	100,000	2,593,000
First Republic Bank (Financials, Commercial Banks)		6.20	50,000	1,308,000
Hercules Technology Grow Capital Incorporated (Financials, Capital Markets)		7.00	45,000	1,143,000
Hospitality Properties Trust (Financials, REITs)		7.13	25,000	673,250
HSBC Finance Corporation (Financials, Diversified Financial Services)		6.36	29,000	728,190
Kite Realty Group Trust (Financials, REITs)		8.25	25,000	657,000
KKR Financial Holdings (Financials, Diversified Financial Services)		7.50	37,500	997,268
Medley Capital Corporation (Financials, Diversified Financial Services)		7.13	25,000	632,250
Monmouth REIT (Financials, REITs)		7.88	40,000	1,070,000
Morgan Stanley (Financials, Capital Markets)		4.00	40,000	707,600
Northstar Realty Finance Corporation (Financials, REITs)		8.25	175,000	4,042,500
PG& E Corporation Series D (Utilities, Electric Utilities)		5.00	186,000	4,748,580
PG& E Corporation Series E (Utilities, Electric Utilities)		5.00	9,954	252,633
PG& E Corporation Series I (Utilities, Electric Utilities)		4.36	39,900	968,824
Public Storage (Financials, REITs)		5.75	100,000	2,641,000
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		7.50	75,000	2,046,750
Raymond James Financial (Financials, Diversified Financial Services)		6.90	50,000	1,364,000
Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)		9.50	80,000	2,112,800
Resource Capital Corporation (Financials, REITs)		8.50	30,000	727,500
SCE Trust I (Utilities, Electric Utilities)		5.63	60,000	1,594,200
Southern California Edison Company Series D (Utilities, Electric Utilities)		4.32	60,590	1,454,160
Stanley Black & Decker I (Industrials, Machinery)		5.75	90,000	2,334,600
Terreno Realty Corporation (Financials, REITs)		7.75	48,000	1,235,040
Winthrop Realty Trust (Financials, REITs)		9.25	75,000	1,997,247

				75,163,658

Total Preferred Stocks (Cost $85,351,593)				90,785,023

Short-Term Investments : 6.06%

		Yield
Investment Companies : 6.06%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	24,548,810	24,548,810

Total Short-Term Investments (Cost $24,548,810)				24,548,810

Total Investments in Securities (Cost $450,223,593)*	100.56%			407,452,715

Other Assets and Liabilities, Net	(0.56)			(2,253,981)

Total Net Assets	100.00%			$405,198,734

†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

*	Cost for federal income tax purposes is $457,979,286 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,282,637
Gross unrealized depreciation	(61,809,208)

Net unrealized depreciation	$(50,526,571)

4

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$172,511,521	$114,380,361	$0	$286,891,882
Investment companies	5,227,000	0	0	5,227,000
Preferred stocks	76,689,608	14,095,415	0	90,785,023

Short-term investments
Investment companies	24,548,810	0	0	24,548,810

	$278,976,939	$128,475,776	$0	$407,452,715

As of July 31, 2012 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(1,884,731)	$0	$(1,884,731)

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into written options for economic hedging purposes.

During the nine months ended July 31, 2012, the Fund had call written option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	8,718	$1,219,500
Options written	81,215	7,133,304
Options expired	(72,506)	(6,810,876)
Options terminated in closing purchase transactions	(6,428)	(734,646)
Options exercised	(782)	(135,197)

Options outstanding at July 31, 2012	10,217	$672,085

Open call options written at July 31, 2012 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
August 2012	CAC Index	446	3,376 EUR	$(205,156)
August 2012	DAX Index	431	7,016 EUR	(106,600)
August 2012	EEM Equity Index	4,572	41 USD	(46,932)
August 2012	FTSE MID Index	426	14,064 EUR	(434,429)
August 2012	IBEX Index	2,146	6,770 EUR	(637,286)
August 2012	NKY Index	160	9,078 JPY	(63,836)
August 2012	OMX Index	1,180	1,094 SEK	(142,507)
August 2012	RTY Index	223	842 USD	(13,699)
August 2012	SX5E Index	633	2,371 EUR	(234,286)

As of July 31, 2012, the Fund had outstanding written options with total premiums received that averaged $819,172 during the nine months ended July 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 24, 2012